Other long-term liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other long-term liabilities
Payables for purchase of property and equipment	¥ 37,126	¥ 31,152
Accrued interests	51,112	25,810
Deferred government grants	14,051	16,268
Others	9,417	5,775
Total other long-term liabilities	¥ 111,706	¥ 79,005